APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.2

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on mortgage loans on behalf of APF II Resi O4B, LLC (the “Client”). The review included a total of 531 mortgage loans, in connection with the securitization identified as HOMES 2026-INV1 (the “Securitization”). The Review was conducted from October 2025 through November 2025 on mortgage loans originated between March 2025 and June 2025.

Scope of Review

Data Extraction Review

Consolidated Analytics performed a “Data Extraction Review” to capture certain data points as relevant to the origination underwrite of the loan, as disclosed within the post-close loan file provided by the Client. The review did not include validation that loans were underwritten to conform to the guidelines utilized at the time of origination or recalculation or verification of any data points disclosed within the loan file.

The Data Extraction Review included the following data points, as applicable:

LOAN ATTRIBUTES:

•	Assets and Reserves
•	DTI
•	Gross Income
•	Housing history
•	Lien Position
•	Loan Purpose
•	LTV/CLTV
•	Monthly debt service
•	Occupancy
•	Property Type
•	Qualifying PITI
•	Residual Income

CREDIT APPLICATION:

•	All known borrower-owned properties disclosed on the REO Section
•	Borrower(s) employment history
•	Citizenship and eligibility
•	First time home buyer status
•	The application was signed by all borrowers
•	The application was substantially completed

CREDIT HISTORY:

•	A credit report or alternative credit history as applicable to loan type is present for each borrower
•	Bankruptcy and foreclosure seasoning
•	Monthly consumer debt payments as disclosed on the credit report
•	Installment and revolving payment history
•	Mortgage/rental payment history
•	Note and research the Real Estate Owned, OFAC, and Fraud alerts
•	Number of trade lines
•	Representative Credit Score and Methodology

EMPLOYMENT AND INCOME:

•	Employment history disclosed on Verbal or Written VOE’s
•	Paystubs
•	W-2 forms
•	Tax returns
•	Financial statements
•	Award letters
•	IRS Tax Transcripts

FRAUD REPORT:

•	Borrower identity:
o	Social Security inconsistencies
o	Borrower name variations
•	Employment
•	Licensing – NMLS data for:
o	Mortgage Lender/Originator
o	Loan Officer
•	Occupancy:
o	Borrower address history
o	Subject property ownership history
o	OFAC

ASSETS:

•	Depository account statements
•	Gift funds
•	Settlement statement or other evidence of conveyance and transfer of funds if a sale of assets was involved
•	Stock or security account statements
•	VOD’s

HAZARD/FLOOD INSURANCE/TAXES:

•	Confirmation that the flood certification reflects the correct borrower, property, lender and loan number and is a “Life of Loan” certification
•	Confirmation that the mortgagee clause lists the lender’s name and “its successors and assigns”
•	Premium amounts for both the hazard and flood insurance
•	For condominium properties, capture the blanket policy data
•	For properties in a flood zone per the flood certification, capture the flood insurance data
•	Monthly Tax Payment
•	Monthly Hazard Insurance payment and Coverage amount

AUTOMATED UNDERWRITING SYSTEM FINDINGS:

•	Eligibility as disclosed on the most recent AUS provided in the loan file

ORIGINATOR QUALIFIED MORTGAGE (“QM”) DESIGNATION:

•	If disclosed within the loan file, capture the Origination QM Designation

DOCUMENT REVIEW:

Confirm the following documentation required to perform the Data Extraction Review is present within the loan file.

•	Initial Application (1003)
•	Final Application (1003)
•	Note
•	Mortgage/Deed of Trust
•	Appraisal
•	Sales Contract
•	Title Commitment/Policy
•	Junior Lien/Subordination Agreement
•	Mortgage Insurance
•	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section herein
•	Flood Certification
•	Initial and Final Loan Estimate (LE)
•	Initial and Final and Closing Disclosure (CD)
•	Post-Consummation Closing Disclosure (PC-CD)

DATA INTEGRITY REVIEW

Consolidated Analytics compared data fields on the bid tape provided by the Client to the data found in the actual mortgage loan file as captured by Consolidated Analytics. This comparison, when data was available, included the following data fields:

Amortization Type	Secondary Wage Earner Original FICO - Experian	Mortgage Insurance Company Name
Lien Position	Secondary Wage Earner Original FICO - TransUnion	Mortgage Insurance Percent
Loan Purpose	Most Recent Primary Borrower FICO	MI - Lender or Borrower Paid?
Refinance Type	Most Recent Co- Borrower FICO	Pool Insurance Co. Name
Cash Out Amount	Primary Borrower Wage Income	Original Monthly PI Payment
Broker Indicator	Co-Borrower Wage Income	Maturity Date
Channel	Primary Borrower Other Income	Primary Borrower Citizenship Status
Escrow Indicator	Co-Borrower Other Income	Co- Borrower Citizenship Status
Origination Date	All Borrower Wage Income	Third Borrower Citizenship Status
Original Loan Amount	All Borrower Total Income	Fourth Borrower Citizenship Status
Original Interest Rate	Liquid / Cash Reserves	Fifth Borrower Citizenship Status
Original Amortization Term	Monthly Debt All Borrowers	Income Documentation Type

Original Term to Maturity	Originator DTI	Balloon Indicator
First Payment Date of Loan	City	Number of Bankruptcy Events
Interest Type Indicator	State	Number of DIL Events
Original Interest Only Term	Postal Code	Number of Foreclosure Events
Buy Down Period	Property Type	Number of Short Sale Events
Prepayment Penalty Calculation	Occupancy	Deferral Indicator
Total Number of Borrowers	Sales Price	Modification Indicator
Self-employment Flag	Original Appraised Property Value	Application Date
Most Recent FICO Date	Original Property Valuation Type	Number of Units
Primary Wage Earner Original FICO - Equifax	Original Property Valuation Date	Months Reserves
Primary Wage Earner Original FICO - Experian	Original CLTV	Originator
Primary Wage Earner Original FICO - TransUnion	Original LTV	Most Recent Fico Score
Secondary Wage Earner Original FICO - Equifax	Original Pledged Assets	Property Value Used for LTV

Summary of Results

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Across the five hundred thirty-one (531) mortgage loans reviewed, a total of two thousand forty-four (2,244) discrepancies were identified across thirty-four (34) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Field Reviewed	Discrepancy Count	Percentage
Qualifying Total Reserves Number of Months	525	23.40%
Liquid Funds Post-Close	299	13.32%
Qualifying FICO	186	8.29%
Maturity Date	168	7.49%
All Borrower Income from Employment Total	139	6.19%
First Payment Date	129	5.75%
Borrower 1 Income from Employment Total	127	5.66%
Primary Appraised Property Value	123	5.48%
All Borrower Total Income	96	4.28%
Application Date	71	3.16%
Note Date	66	2.94%
Number of Mortgaged Properties	43	1.92%
Borrower 1 Self-Employment Flag	30	1.34%
Borrower 1 Income from Non-Employment Total	24	1.07%
Sales Price	24	1.07%
Borrower 2 Income from Employment Total	20	0.89%
Property Type	18	0.80%
Refinance Type	18	0.80%
Borrower 2 Origination FICO	17	0.76%
Borrower 2 Origination Experian	15	0.67%
Final Qualifying Property Value	13	0.58%
Primary Appraisal Date	13	0.58%
Borrower 2 Origination Equifax	12	0.53%
Number of Units	12	0.53%
Borrower 2 Origination TransUnion	10	0.45%
Occupancy	10	0.45%
Borrower 1 Origination FICO	9	0.40%
Borrower 1 Origination Equifax	7	0.31%
Borrower 1 Origination Experian	6	0.27%
Borrower 1 Origination TransUnion	6	0.27%
Borrower 2 Self-Employment Flag	2	0.09%
Qualifying CLTV	2	0.09%
Qualifying LTV	2	0.09%
Qualifying Monthly P&I Amount	2	0.09%
Grand Total	2244	100.00%